First Trust Multi-Strategy Alternative ETF Annual Fund Operating Expenses - First Trust Multi-Strategy Alternative ETF - First Trust Multi-Strategy Alternative ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.98%
Expenses (as a percentage of Assets)	1.18%